UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8985

Citigroup Investments Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: March 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

     Citigroup
     Investments
     Corporate
     Loan Fund Inc.


     Semi-Annual Report March 31, 2004                       Ticker Symbol: TLI

                                   [GRAPHIC]

                                 WHAT'S INSIDE

Letter from the Chairman...........  1

Schedule of Investments............  5

Statement of Assets and Liabilities 12

Statement of Operations............ 13

Statements of Changes in Net Assets 14

Notes to Financial Statements...... 15

Financial Highlights............... 20

Additional Information............. 22

Dividend Reinvestment Plan......... 23

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,
We are pleased to announce that, during the six months ended March 31, 2004, the Citigroup Investments Corporate Loan Fund Inc. returned 8.35%, based on its New York Stock Exchange ("NYSE") market price and 5.33% based on its net asset value ("NAV")/i/ per share. The fund outperformed its Lipper loan participation closed end funds category average, which returned 5.26% over the same time frame./ii/ Please note that Lipper performance returns are based on each fund's NAV.

During this six-month period, the fund distributed dividends to shareholders totaling $0.3475 per share. The performance table shows the fund's 30-day SEC yield as well as its six-month total return based on its NAV and market price as of March 31, 2004. Past performance is no guarantee of future results. The fund's yields will vary.



                               FUND PERFORMANCE
                             AS OF MARCH 31, 2004

                 30-Day    Six-Month
Price Per Share SEC Yield Total Return
 $14.32 (NAV)     4.97%      5.33%
 $15.28 (NYSE)    4.66%      8.35%

  All figures represent past performance and are not a guarantee of future results. The fund's yields will vary.
  Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The "SEC yield" is a return figure often quoted by bond and other fixed income mutual funds. This quotation is based on the most recent 30-day (or one month) period covered by the fund's filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund's expenses for the period. These yields are as of March 31, 2004 and are subject to change.


--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             1

Loan Market Overview

During the period, the U.S. economy's quarterly pace of growth continued to advance at a more robust rate than it did earlier last year./iii/ Although recent employment data showed that the unemployment rate rose to 5.7% in March, versus 5.6% in February, the U.S. economy added 308,000 non-farm payroll jobs in March./iv/ The result marked the largest increase in jobs since April 2000./v/ The strength of the economy contributed to corporate earnings, which in turn, favorably supported the credit climate for many corporate loan issuers. Default rates in the corporate loan market continued to drop, and demand for these issues remains strong. Although the prices of corporate loan instruments have reached loftier levels amid this demand, the portfolio manager continued to uncover opportunities with competitive yields, maintaining a focus on investment in high-quality issues in a wide array of sectors for diversification./vi/

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Looking for Additional Information?

The fund is traded under the symbol "TLI" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XTLIX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial web sites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current net asset value, market price and other information regarding the fund's portfolio holdings and allocations.


--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
2

Thank you for your investment in the Citigroup Investments Corporate Loan Fund Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 16, 2004



The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 5 through 11 for a list and percentage breakdown of the fund's holdings.

/i/ NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.
/ii/ Lipper, Inc. is a major independent mutual-fund tracking organization.
     Returns are based on the 12-month period ended March 31, 2004, calculated among the 38 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.
/iii/ Source: Based upon gross domestic product data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/iv/ Source: U.S. Department of Labor (April 1, 2004).
/v/ Source: Lehman Brothers.
/vi/ Diversification does not assure against market loss.


--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             3

Take Advantage of the Fund's Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan") which is a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a summary of how the Plan works.

Plan Summary
If you participate in the Dividend Reinvestment Plan, your dividends and capital gains distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or higher than the net asset value ("NAV") per share as of the determination date (defined as the fourth New York Stock Exchange trading day preceding the payment for the dividend or distribution), plan participants will be issued new shares of common stock at a price per share equal to the greater of: (a) the NAV per share on the valuation date or (b) 95% of the market price per share on the valuation date.

If the market price is less than the NAV per share as of the determination date, PFPC Inc. ("Plan Agent") will buy common stock for your account in the open market. If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently exceeds the NAV per share, before the purchases are completed, the Plan Agent will cease making open-market purchases and have the Fund issue the remaining dividend or distribution in shares at a price per share equal to the greater of either the NAV per share on the valuation date or 95% of the market price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 23. To find out more detailed information about the Plan and about how you can participate, please call the Plan Agent at 1-800-331-1710.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
4

 Schedule of Investments (unaudited)                              March 31, 2004

   FACE                                              LOAN            STATED
  AMOUNT                   SECURITY                  TYPE           MATURITY   VALUE(a)
-----------------------------------------------------------------------------------------
SENIOR COLLATERALIZED LOANS -- 93.9%
Aerospace/ Defense -- 0.7%
$    71,120 Communications & Power Industries
             Holding Corp.                           Term            1/29/10 $     72,187
    460,466 DeCrane Aircraft Holdings, Inc.          Term B          9/30/05      443,198
    745,575 DeCrane Aircraft Holdings, Inc.          Term D         12/17/06      717,616
    598,500 TransDigm Holding Corp.                  Term            5/15/06      604,672
----------------------------------------------------------------------------------------
                                                                                1,837,673
----------------------------------------------------------------------------------------
Automotive -- 2.4%
  1,333,333 CSK Auto, Inc.                           Term B          1/16/10    1,350,000
    966,948 Dayco Products, LLC                      Term B          9/11/08      972,992
  1,670,250 Dura Operating Corp.                     Term C         12/31/08    1,684,081
    812,211 Gentek, Inc.                             Senior Secured 11/10/08      818,099
    500,000 Keystone Automotive Industries, Inc.     Term            11/5/09      508,125
    712,442 Plastech, Inc.                           Term B          2/17/11      723,352
----------------------------------------------------------------------------------------
                                                                                6,056,649
----------------------------------------------------------------------------------------
Banking & Finance -- 0.3%
    829,282 Crescent Real Estate Equities LP         Term             3/2/06      838,093
----------------------------------------------------------------------------------------
Building Materials -- 5.9%
    206,916 Atrium Cos., Inc.                        Term           12/10/08      209,891
  1,670,932 Hanley-Wood, Inc.                        Term B          9/21/07    1,620,804
  1,287,777 Magnatrax Corp. (b)                      Term B         11/15/05      676,083
  3,676,386 Masonite International Corp.             Term C          8/31/08    3,704,878
  1,745,430 Masonite International Corp.             Term C2         6/20/09    1,763,975
    964,286 National Waterworks, Inc.                Tranche B      11/22/09      977,143
    967,767 Newkirk Master LP                        Term B         12/31/04      987,727
  1,987,892 Panolam Industries International, Inc.   Term B         11/24/06    1,987,892
    391,685 Panolam Industries International, Inc.   Tranche C      10/20/10      389,727
    284,710 PGT Industries, Inc.                     Term A          1/29/10      287,557
    142,355 PGT Industries, Inc.                     Term B          1/29/10      143,601
  2,227,388 Trussway Holdings Inc.                   Term B         12/31/06    1,804,184
----------------------------------------------------------------------------------------
                                                                               14,553,462
----------------------------------------------------------------------------------------
Chemicals -- 4.2%
  1,125,000 Alon USA, Inc.                           Term           11/21/08    1,130,625
  2,420,021 Georgia Gulf Corp.                       Term D          12/2/10    2,451,784
  1,069,730 Huntsman International LLC               Term B          6/30/07    1,083,168
  1,069,866 Huntsman International LLC               Term C          6/30/08    1,082,570
    489,596 Huntsman LLC                             Term A          3/31/07      474,296
    481,972 Huntsman LLC                             Term B          3/31/07      466,509
    498,709 Ionics, Inc.                             Term            2/13/11      504,787
    139,416 Kraton Polymers                          Term           12/17/10      141,885

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             5

 Schedule of Investments (unaudited) (continued)                  March 31, 2004


   FACE                                             LOAN       STATED
  AMOUNT                  SECURITY                  TYPE      MATURITY   VALUE(a)
-----------------------------------------------------------------------------------
Chemicals -- 4.2% (continued)
$1,635,455 Noveon, Inc.                             Term B    12/31/09 $  1,653,853
   995,000 Rockwood Specialties Group Inc.          Term C     7/23/10    1,003,084
   398,000 Westlake Chemical Corp.                  Term B     7/23/10      403,473
-----------------------------------------------------------------------------------
                                                                         10,396,034
-----------------------------------------------------------------------------------
Conglomerates -- 1.4%
   404,397 Atkins Nutritionals, Inc.                1st Lien  10/29/09      405,913
   137,100 Atkins Nutritionals, Inc.                2nd Lien  10/29/09      138,128
 2,895,750 SPX Corp.                                Term B1    9/30/09    2,935,868
-----------------------------------------------------------------------------------
                                                                          3,479,909
-----------------------------------------------------------------------------------
Construction Machinery -- 0.3%
   624,695 D&E Communications, Inc.                 Term B      3/5/12      631,723
-----------------------------------------------------------------------------------
Consumer Cyclical Services -- 0.5%
   524,478 Alderwoods Group, Inc.                   Term B     9/17/08      532,181
   805,882 Pike Electric Inc.                       Term       4/18/10      813,312
-----------------------------------------------------------------------------------
                                                                          1,345,493
-----------------------------------------------------------------------------------
Consumer Products -- 2.3%
   166,667 American Achievement Corp.               Term B     3/31/11      166,667
   610,908 Armkel, LLC                              Term B     3/28/09      618,654
 1,665,667 Holmes Products Corp.                    Term B      2/5/07    1,670,177
   947,776 Jostens, Inc.                            Term B     7/29/10      959,149
   388,614 NBTY, Inc.                               Term C     7/25/09      392,257
   139,723 Simmons Co.                              Term B    12/19/11      139,839
   684,535 Simmons Co.                              Tranche B 12/19/11      694,019
   992,500 Tempur-Pedic International Inc.          Term B     8/18/09    1,001,184
-----------------------------------------------------------------------------------
                                                                          5,641,946
-----------------------------------------------------------------------------------
Electric -- 4.6%
   695,752 Anteon Corp.                             Term       12/3/10      703,870
   600,000 Aquila, Inc.                             Facility   7/30/04      600,750
 1,990,000 Calpine Corp.                            1st Lien   7/16/07    2,010,149
 1,500,000 Calpine Generating Co. LLC               1st Lien  11/16/04    1,501,758
 1,000,000 Centerpoint Energy Houston Electric, LLC Term      11/12/05    1,148,750
   137,876 Cogentrix Deleware Holdings, Inc.        Term B     2/25/09      138,680
   318,959 NRG Energy, Inc.                         Term B     5/23/10      329,027
   569,661 NRG Energy, Inc.                         Term B     5/23/10      587,641
 3,190,639 Orion Power Midwest, LP                  Term      10/25/05    3,174,686
 1,168,983 Orion Power New York, LP                 Term      10/25/05    1,163,138
-----------------------------------------------------------------------------------
                                                                         11,358,449
-----------------------------------------------------------------------------------
Entertainment -- 2.8%
   961,838 Detroit Red Wings, Inc.                  Term A     8/30/06      963,040
 1,277,522 New Jersey Basketball LLC                Term A    12/31/08    1,280,716

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
6

 Schedule of Investments (unaudited) (continued)                  March 31, 2004

   FACE                                             LOAN       STATED
  AMOUNT                  SECURITY                  TYPE      MATURITY   VALUE(a)
-----------------------------------------------------------------------------------
Entertainment -- 2.8% (continued)
$1,850,484 Regal Cinemas, Inc.                      Term D     6/30/09 $  1,878,704
 2,746,411 Six Flags Theme Parks, Inc.              Term B     6/30/09    2,776,163
----------------------------------------------------------------------------------
                                                                          6,898,623
----------------------------------------------------------------------------------
Environmental -- 1.7%
 3,168,000 Casella Waste Systems, Inc.              Term B     5/11/07    3,212,748
 1,000,000 Waste Connections, Inc.                  Term      10/22/10    1,006,563
----------------------------------------------------------------------------------
                                                                          4,219,311
----------------------------------------------------------------------------------
Food -- 4.2%
 1,094,400 AGCO Corp.                               Term      12/12/08    1,106,712
   862,097 American Seafoods Group LLC              Term B     3/31/09      866,048
 3,126,372 Dean Foods Co.                           Term B     7/15/08    3,178,154
   775,586 Del Monte Corp.                          Term B    12/20/10      789,401
   657,602 Fleming Cos., Inc.                       Term B     6/18/08      655,136
   347,955 Jack In The Box, Inc.                    Term B      1/8/11      353,609
   502,734 Merisant Co.                             Term B     1/11/10      508,075
   997,500 Michael Foods, Inc.                      Term      11/21/10    1,013,709
   982,500 National Dairy Holdings L.P.             Term B     4/30/09      984,752
   277,305 NSC Operating Co.                        Term B     5/27/07      277,998
   447,500 NSC Operating Co.                        2nd Lien   5/25/09      442,466
   348,250 Reddy Ice Group Inc.                     Term       8/17/09      352,095
----------------------------------------------------------------------------------
                                                                         10,528,155
----------------------------------------------------------------------------------
Gaming -- 5.5%
 2,828,571 Alliance Gaming Corp.                    Term B      9/4/09    2,861,278
 2,045,401 Ameristar Casinos, Inc.                  Term B1   12/20/06    2,059,144
 1,500,000 Greektown Casino, LLC                    Term D     9/30/04    1,516,875
 1,587,809 Isle of Capri Casinos BlackHawk, LLC     Term C    11/15/06    1,604,680
 1,011,164 Penn National Gaming, Inc.               Term D      9/1/07    1,024,752
 4,562,565 Scientific Games Corp.                   Term C    12/31/09    4,631,003
----------------------------------------------------------------------------------
                                                                         13,697,732
----------------------------------------------------------------------------------
Healthcare -- 6.4%
   264,395 aaiPharma, Inc.                          Term       12/1/09      255,692
   400,000 AMN Healthcare Inc.                      Term       10/2/08      407,000
   985,000 Community Health Systems Inc.            Tranche B  7/16/10    1,003,099
 1,990,000 Community Health Systems Inc.            Term       1/16/11    2,019,850
   776,879 Conmed Corp.                             Term C    12/15/09      786,590
   647,500 Connecticare, Inc.                       Term      10/31/09      655,189
 1,983,838 Davita, Inc.                             Term B     3/31/09    2,007,397
 2,925,000 DJ Orthopedics LLC                       Term      12/30/08    2,964,306
 1,000,000 EMPI Corp.                               Term      11/24/09    1,013,125
 1,311,404 Fisher Scientific International, Inc.    Tranche C  3/31/10    1,323,151
 1,339,875 Fresenius Medical Care Holdings, Inc.    Term C     2/21/10    1,361,020
   696,500 Hanger Orthopedic Group, Inc.            Term B     9/30/09      706,077

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             7

 Schedule of Investments (unaudited) (continued)                  March 31, 2004


   FACE                                             LOAN        STATED
  AMOUNT                  SECURITY                  TYPE       MATURITY   VALUE(a)
------------------------------------------------------------------------------------
Healthcare -- 6.4% (continued)
$  623,583 Kinetic Concepts, Inc.                   Term B1     8/11/10 $    632,255
   863,183 Rotech Healthcare Inc.                   Term B      3/31/08      875,591
-----------------------------------------------------------------------------------
                                                                          16,010,342
-----------------------------------------------------------------------------------
Home Construction -- 0.6%
 1,419,724 Landsource Communities Development, LLC  Term B       1/9/10    1,443,682
-----------------------------------------------------------------------------------
Industrial - Other -- 6.9%
   214,249 Buffets, Inc.                            Term        6/28/09      215,588
 1,571,162 Buffets, Inc.                            Term        6/30/09    1,577,446
   694,171 Buhrmann U.S., Inc.                      Tranche B1 12/31/10      704,237
   276,448 Compression Polymers Corp.               1st Lien     3/6/10      277,139
 1,230,822 Flowserve Corp.                          Term C      6/30/09    1,245,745
   340,000 Goodman Global Holdings, Inc.            Tranche B  11/21/09      344,463
 2,012,614 IESI Corp.                               Term        9/30/10    2,045,319
   597,004 Jarden Corp.                             Term B      4/24/08      601,730
   213,533 Metokote Corp.                           2nd Lien     2/9/11      215,401
   893,250 Moran Transportation                     Term         8/8/09      901,624
 3,666,399 Mueller Group, Inc.                      Term E      5/31/08    3,687,023
   828,726 Multiplan, Inc.                          Term        3/19/09      839,085
   759,231 Norcross Safety Products LLC             Term        3/20/09      766,349
   687,211 Roper Industries Inc.                    Term       12/19/08      696,446
   867,886 TriMas Corp.                             Term B     12/31/09      873,490
   495,000 Unifrax Corp.                            Term         9/4/09      501,033
 2,333,913 Western Industries Inc.                  Term B      6/23/06    1,575,391
-----------------------------------------------------------------------------------
                                                                          17,067,509
-----------------------------------------------------------------------------------
Insurance -- 2.5%
 1,965,000 Hilb, Rogal and Hamilton Co.             Term B      6/30/07    1,994,475
 2,779,000 Oxford Health Plans, Inc.                Term        4/25/09    2,794,054
 1,293,500 USI Holdings Corp.                       Term B      8/11/08    1,312,094
-----------------------------------------------------------------------------------
                                                                           6,100,623
-----------------------------------------------------------------------------------
Lodging -- 0.1%
   272,318 Green Valley Ranch Gaming, LLC           Term B     12/31/10      276,743
-----------------------------------------------------------------------------------
Media/Cable -- 7.2%
   426,722 Atlantic Broadband Finance LLC           Term B       8/6/11      432,189
   934,924 Block Communications Inc.                Term B     11/15/09      943,689
 2,500,000 Century Cable Holdings LLC               Term       12/31/09    2,371,250
 1,955,000 Charter Communications VIII              Term B       2/2/08    1,947,495
 1,960,000 Charter Communications Operating LLC     Term B      3/18/08    1,951,950
 4,900,000 Charter Communications Operating LLC     Term B      3/18/08    4,884,687
 3,990,000 Insight Midwest LLC                      Term B     12/31/09    4,018,261
 1,387,187 Rainbow Media Group                      Term C      3/31/09    1,405,394
-----------------------------------------------------------------------------------
                                                                          17,954,915
-----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
8

 Schedule of Investments (unaudited) (continued)                  March 31, 2004

   FACE                                             LOAN        STATED
  AMOUNT                  SECURITY                  TYPE       MATURITY   VALUE(a)
------------------------------------------------------------------------------------
Media/Non-Cable -- 12.7%
$4,118,389 American Media Operation Inc.            Term C       4/1/07 $  4,186,602
   946,754 American Media Operation Inc.            Term C1      4/1/07      958,588
 2,778,017 Canwest Media Inc.                       Term D2    11/15/08    2,812,743
   990,000 Cumulus Media Inc.                       Term D      3/28/10    1,004,108
 2,229,547 Dex Media East LLC                       Term B       5/4/09    2,265,976
 3,625,555 Dex Media West LLC                       Term B      3/10/10    3,689,974
   842,246 Emmis Communications Corp.               Term B       1/5/10      854,002
 1,995,000 Gray Television, Inc.                    Term         6/6/11    2,018,691
 1,224,394 Hollinger International Publishing Inc.  Term B      9/30/09    1,232,047
   284,977 ILC Industries, Inc.                     2nd Lien     2/5/11      289,964
   157,895 Lamar Media Corp.                        Term A      6/30/09      158,454
 1,222,222 Lamar Media Corp.                        Term C      6/30/09    1,240,556
   417,208 MediaNews Group, Inc.                    Term B     12/12/10      422,423
 1,396,500 PanAmSat Corp.                           Term B1    10/31/10    1,413,738
   138,301 R.H. Donnelley, Inc.                     Term B2     6/30/10      140,643
 2,058,980 The Reader's Digest Association, Inc.    Term B      5/20/08    2,076,191
   284,928 SGL Carbon LLC                           Term        2/13/10      285,996
 1,432,826 Sun Media Corp.                          Term B       2/7/09    1,447,154
 2,428,414 Susquehanna Media Co.                    Term B      3/24/12    2,458,011
 2,600,000 Vivendi Universal Entertainment LLP      Term B      6/30/08    2,621,531
-----------------------------------------------------------------------------------
                                                                          31,577,392
-----------------------------------------------------------------------------------
Metals -- 0.6%
   455,027 Compass Minerals Group, Inc.             Term B     11/28/09      461,473
   984,407 The Techs                                Term         1/9/10      986,868
-----------------------------------------------------------------------------------
                                                                           1,448,341
-----------------------------------------------------------------------------------
Other - Energy -- 1.0%
   827,254 Enersys, Inc.                            1st Lien    3/17/11      840,180
   413,627 Enersys, Inc.                            2nd Lien    3/17/11      420,521
 1,287,000 Peabody Energy Corp.                     Term B      3/21/10    1,294,373
-----------------------------------------------------------------------------------
                                                                           2,555,074
-----------------------------------------------------------------------------------
Other - Financial Institutions -- 0.5%
   543,689 Bridge Information Systems, Inc. (b)     Multi-Draw  5/29/05      224,272
 1,008,320 Bridge Information Systems, Inc. (b)     Term B      5/29/05      415,932
   552,896 Global Cash Access, L.L.C.               Term        3/10/10      561,535
-----------------------------------------------------------------------------------
                                                                           1,201,739
-----------------------------------------------------------------------------------
Packaging -- 3.7%
   142,241 Baker Tanks Inc.                         Term         2/4/11      143,219
   684,638 DR Pepper Bottling Co. of Texas          Term B     12/22/10      697,047
 3,980,000 Graphic Packaging Corp.                  Term B       8/9/10    4,039,286
 1,480,026 Kerr Group, Inc.                         Term        8/13/10    1,492,359

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             9

 Schedule of Investments (unaudited) (continued)                  March 31, 2004


   FACE                                             LOAN       STATED
  AMOUNT                  SECURITY                  TYPE      MATURITY   VALUE(a)
-----------------------------------------------------------------------------------
Packaging -- 3.7% (continued)
$1,764,069 Printpack Holdings Inc.                  Term C     3/31/09 $  1,775,647
   120,411 Smurfit-Stone Container Corp.            Term C     6/30/09      121,088
   929,046 Stone Container Corp.                    Term B     6/30/09      935,143
----------------------------------------------------------------------------------
                                                                          9,203,789
----------------------------------------------------------------------------------
Pharmaceuticals -- 0.4%
   869,695 Alpharma Corp.                           Term B     10/5/08      874,452
----------------------------------------------------------------------------------
Railroads -- 0.3%
   767,156 RailAmerica, Inc.                        Term      10/14/07      776,650
----------------------------------------------------------------------------------
Refining -- 1.7%
 1,035,562 Dresser Inc.                             Term C     4/10/09    1,053,362
 3,076,750 Tesoro Petroleum Corp.                   Term       4/14/08    3,175,646
----------------------------------------------------------------------------------
                                                                          4,229,008
----------------------------------------------------------------------------------
Retailers -- 1.5%
   426,784 Alimentation Couche-Tard, Inc.           Term      12/17/10      432,030
 1,962,951 General Nutrition Centers Inc.           Tranche B  12/5/09    1,977,673
 1,200,000 Kmart Corp.                              Term B      5/2/06    1,206,750
----------------------------------------------------------------------------------
                                                                          3,616,453
----------------------------------------------------------------------------------
Technology -- 1.6%
 3,599,200 Amphenol Corp.                           Term B      5/6/10    3,637,442
   297,750 Fairchild Semiconductor Corp.            Term       6/19/08      302,588
----------------------------------------------------------------------------------
                                                                          3,940,030
----------------------------------------------------------------------------------
Telecommunications -- 7.0%
 2,090,000 Centennial Cellular Operating Co.        Term B      2/9/11    2,088,042
 3,477,525 Crown Castle Operating Co.               Term B     9/15/07    3,537,022
 3,327,753 FairPoint Communications, Inc.           Term C      3/1/07    3,344,392
 3,950,100 Nextel Finance Co.                       Term E    12/15/10    3,995,107
 2,300,000 Qwest Corp.                              Term A      6/9/07    2,383,614
   446,148 SBA Senior Finance, Inc.                 Term       1/29/09      446,985
 1,656,667 Western Wireless Corp.                   Term B     9/30/08    1,664,302
----------------------------------------------------------------------------------
                                                                         17,459,464
----------------------------------------------------------------------------------
Tobacco -- 0.8%
 1,892,000 Commonwealth Brands, Inc.                Term       8/28/07    1,919,198
----------------------------------------------------------------------------------
Transportation Services -- 1.3%
 2,358,388 TravelCenters of America, Inc.           Term      11/14/08    2,388,852
   907,102 Yellow Roadway Corp.                     Term       7/11/08      913,055
----------------------------------------------------------------------------------
                                                                          3,301,907
----------------------------------------------------------------------------------
Utility - Other -- 0.3%
   820,800 NUI Corp.                                Term      11/10/04      831,060
----------------------------------------------------------------------------------
           TOTAL SENIOR COLLATERALIZED LOANS (Cost -- $233,146,106)     233,271,623
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
10

 Schedule of Investments (unaudited) (continued)                  March 31, 2004

SHARES                        SECURITY                        VALUE
-----------------------------------------------------------------------
COMMON STOCK (c) -- 0.3%
     17,356 Gentek, Inc. (Cost -- $607,460)                $    728,952
-----------------------------------------------------------------------

 WARRANTS                     SECURITY                        VALUE
-----------------------------------------------------------------------
WARRANTS (c) -- 0.0%
         36 Gentek, Inc., Expires 10/31/06                          180
         19 Gentek, Inc., Expires 10/31/08                          149
          9 Gentek, Inc., Expires 10/31/10                           92
-----------------------------------------------------------------------
            TOTAL WARRANTS (Cost -- $0)                             421
-----------------------------------------------------------------------
   FACE
  AMOUNT                      SECURITY                        VALUE
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.8%
Commercial Paper -- 5.8%
$ 2,427,000 Falcon Asset Securitization, 1.050% due
             4/1/04                                           2,427,000
 12,000,000 UBS Financial Services Inc., 1.060% due
             4/1/04                                          12,000,000
-----------------------------------------------------------------------
            TOTAL SHORT-TERM
            INVESTMENTS (Cost -- $14,427,000)                14,427,000
-----------------------------------------------------------------------
            TOTAL
            INVESTMENTS -- 100.0% (Cost -- $248,180,566**) $248,427,996
-----------------------------------------------------------------------

(a)Market value is determined using current market prices which are supplied weekly by an independent third party pricing service.
(b)Security is currently in default.
(c)Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
------------------------------------
2nd Lien   -- Subordinate Loan to 1st Lien
Facility   -- Facility Loan
Multi-Draw -- Multi-Draw Term Loan
Term       -- Term Loan

Certain term loans have different letter designations which may generally indicate differences in maturities, pricing, and other terms and conditions. A letter designation could also result from the consolidation of two or more previously issued term loans.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             11

 Statement of Assets and Liabilities (unaudited)                  March 31, 2004

ASSETS:
  Investments, at value (Cost -- $248,180,566)                                  $248,427,996
  Interest receivable                                                                925,724
  Receivable for securities sold                                                   2,513,386
---------------------------------------------------------------------------------------------
  Total Assets                                                                   251,867,106
---------------------------------------------------------------------------------------------
LIABILITIES:
  Bank loan (Note 4)                                                              23,000,000
  Bank overdraft                                                                   2,305,480
  Management fee payable                                                             200,600
  Dividends payable to Auction Rate Cumulative Preferred Stockholders                 78,250
  Interest payable                                                                    27,626
  Accrued expenses                                                                   238,612
---------------------------------------------------------------------------------------------
  Total Liabilities                                                               25,850,568
---------------------------------------------------------------------------------------------
Series A and B Auction Rate Cumulative Preferred Stock (1,700 shares authorized
 and issued at $25,000 per share for each Series) (Note 5)                        85,000,000
---------------------------------------------------------------------------------------------
Total Net Assets                                                                $141,016,538
---------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                                   $      9,847
  Capital paid in excess of par value                                            145,858,712
  Overdistributed net investment income                                             (172,098)
  Accumulated net realized loss from investment transactions                      (4,927,353)
  Net unrealized appreciation of investments                                         247,430
---------------------------------------------------------------------------------------------
Total Net Assets
 (Equivalent to $14.32 per share on 9,847,383 common shares of $0.001 par
 value outstanding; 150,000,000 common shares authorized)                       $141,016,538
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
12

 Statement of Operations (unaudited)

For the Six Months Ended March 31, 2004

INVESTMENT INCOME:
  Interest                                                                        $  5,175,381
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                                            1,174,762
  Auction participation fees (Note 5)                                                  107,996
  Audit and legal                                                                       59,086
  Shareholder communications                                                            48,860
  Interest expense (Note 4)                                                             44,625
  Directors' fees                                                                       28,584
  Transfer agency services                                                              23,452
  Commitment fees (Note 4)                                                              18,801
  Excise tax                                                                            15,725
  Stock exchange listing fees                                                           10,440
  Custody                                                                                8,440
  Rating agency fees                                                                     8,225
  Auction agency fees                                                                    8,000
  Other                                                                                  7,857
----------------------------------------------------------------------------------------------
  Total Expenses                                                                     1,564,853
----------------------------------------------------------------------------------------------
Net Investment Income                                                                3,610,528
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Investment Transactions (excluding short-term investments):
   Proceeds from sales                                                             115,540,623
   Cost of securities sold                                                         114,960,686
----------------------------------------------------------------------------------------------
  Net Realized Gain                                                                    579,937
----------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                                              (3,344,555)
   End of period                                                                       247,430
----------------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                            3,591,985
----------------------------------------------------------------------------------------------
Net Gain on Investments                                                              4,171,922
----------------------------------------------------------------------------------------------
Dividends Paid to Auction Rate Cumulative Preferred Stockholders From Net
 Investment Income                                                                    (501,895)
----------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                            $  7,280,555
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             13

 Statements of Changes in Net Assets

For the Six Months Ended March 31, 2004 (unaudited) and the Year Ended September 30, 2003

                                                                         2004          2003
------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                              $  3,610,528  $  7,372,861
  Net realized gain (loss)                                                579,937    (4,913,856)
  Increase in net unrealized appreciation                               3,591,985    12,780,168
  Dividends paid to Auction Rate Cumulative Preferred
   Stockholders from net investment income                               (501,895)   (1,201,497)
------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                7,280,555    14,037,676
------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
  Net investment income                                                (3,412,620)   (7,376,019)
------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions
   Paid to Common Stock Shareholders                                   (3,412,620)   (7,376,019)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (Note 6):
  Net asset value of shares issued for reinvestment of dividends          672,922       255,910
------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                     672,922       255,910
------------------------------------------------------------------------------------------------
Increase in Net Assets                                                  4,540,857     6,917,567
NET ASSETS:
  Beginning of period                                                 136,475,681   129,558,114
------------------------------------------------------------------------------------------------
  End of period*                                                     $141,016,538  $136,475,681
------------------------------------------------------------------------------------------------
* Includes (overdistributed) undistributed net investment income of:    $(172,098)     $131,889
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
14

 Notes to Financial Statements (unaudited)


1. Significant Accounting Policies

The Citigroup Investments Corporate Loan Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities, excluding senior collateralized loans, for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), the Fund's investment adviser, with the assistance of the Travelers Asset Management International Company LLC ("TAMIC"), another indirect wholly-owned subsidiary of Citigroup, the sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions; SBFM may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. In addition, the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (i) dividends to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of Common

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             15

Stock. The holders of the Auction Rate Cumulative Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held monthly and out of funds legally available to shareholders; (j) the Fund distributes capital gains, if any, at least annually; (k) the net asset value of the Fund's Common Stock is determined by dividing the value of the net assets available to Common Stock by the total number of shares of common stock outstanding. For the purpose of determining the net asset value per share of the common stock, the value of the Fund's net assets shall be deemed to equal the value of the Fund's assets less (1) the Fund's liabilities, (2) the aggregate liquidation value (i.e. $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Auction Rate Cumulative Preferred Stock; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Facility fees and upfront fees, incurred by the Fund on loan agreements, are amortized over the remaining term of the loan.

2. Management Agreement and Transactions with Affiliated Persons

SBFM acts as investment adviser to the Fund. The Fund pays SBFM a management fee for its investment advisory and administration services calculated at an annual rate of 1.05% of the Fund's average daily net assets. For purposes of calculating the advisory fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-investment advisory agreement with TAMIC. Pursuant to a sub-advisory agreement, TAMIC is responsible for certain investment decisions related to the Fund. SBFM pays TAMIC a fee of 0.50% of the value of the Fund's average daily net assets for the services TAMIC provides as sub-adviser. For purposes of calculating the sub-advisory fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund's average daily net assets.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
16

3. Investments

During the six months ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------
Purchases                                                    $125,283,025
------------------------------------------------------------------------
Sales                                                         115,540,623
------------------------------------------------------------------------

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 2,772,264
Gross unrealized depreciation                                        (2,524,834)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $   247,430
-------------------------------------------------------------------------------

4. Bank Loan

The Fund has a three-year revolving credit agreement with National Australia Bank Ltd., which allows the Fund to borrow up to an aggregate amount of $25 million. This agreement terminates on May 31, 2005. The Fund pays a facility fee quarterly at 0.15% annum for the three-year revolving credit agreement. The interest on the loan is calculated at a variable rate based on the LIBOR, Fed Funds or Prime Rates plus any applicable margin. At March 31, 2004 the Fund has $23 million outstanding per this credit agreement at a rate of 1.575% per annum. Interest expense related to the loan for the period ended March 31, 2004 was $23,144.

5. Auction Rate Cumulative Preferred Stock

As of March 31, 2004, the Fund has 3,400 outstanding shares of Auction Rate Cumulative Preferred Stock ("ARCPS").

The ARCPS' dividends are cumulative at a rate determined at an auction and the dividend period will typically be 28 days. The dividend rates ranged from 1.09% to 1.25% during the six months ended March 31, 2004. At March 31, 2004, the current dividend rates were as follows:

                                           Series A Series B
                    ----------------------------------------
                    Current Dividend Rates   1.09%    1.12%
                    ----------------------------------------

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             17

The ARCPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain asset coverage requirements) at a redemption price equal to the liquidation preference, which is the sum of $25,000 per share plus accumulated and unpaid dividends.

The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these asset coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset coverage requirements would restrict the Fund's ability to pay dividends to common shareholders.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, currently acts as a broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. For the six months ended March 31, 2004, CGM earned $107,996 as a participating broker/dealer.

6. Capital Shares

Capital stock transactions were as follows:

                                       Six Months Ended   Year Ended
                                       March 31, 2004   September 30, 2003
                                       ---------------  ------------------
                                       Shares   Amount  Shares    Amount
         -----------------------------------------------------------------
         Shares issued on reinvestment 47,209  $672,922 18,507   $255,910
         ----------------------------------------------------------------

7. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
18

Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             19

 Financial Highlights

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

                                 2004/(1)/   2003    2002     2001      2000    1999/(2)/
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period             $13.93    $13.24  $14.15   $15.14     $15.19    $15.00
-----------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income            0.37      0.75    0.90     1.22       1.40      0.97
  Net realized and unrealized
   gain (loss)                     0.42      0.81   (0.79)   (0.93)      0.02      0.09
  Dividends Paid to Auction
   Rate Cumulative
   Preferred Stockholders
   from net investment
   income                         (0.05)    (0.12)  (0.09)      --         --        --
-----------------------------------------------------------------------------------------
Total Income From Operations       0.74      1.44    0.02     0.29       1.42      1.06
-----------------------------------------------------------------------------------------
Offering Costs on Issuance
 of Common Stock                     --        --      --       --         --     (0.02)
-----------------------------------------------------------------------------------------
Underwriting Commissions
 and Expenses for the
 Issuance of Auction Rate
 Cumulative Preferred
 Stock                               --        --   (0.12)      --         --        --
-----------------------------------------------------------------------------------------
Distributions Paid to
Common Stock Shareholders
From:
  Net investment income           (0.35)    (0.75)  (0.81)   (1.26)     (1.44)    (0.85)
  Net realized gains                 --        --      --    (0.02)     (0.03)       --
-----------------------------------------------------------------------------------------
Total Distributions               (0.35)    (0.75)  (0.81)   (1.28)     (1.47)    (0.85)
-----------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                   $14.32    $13.93  $13.24   $14.15     $15.14    $15.19
-----------------------------------------------------------------------------------------
Total Return,
 Based on Market Value             8.35%++  29.61%  (1.67)%  (4.33)%    13.35%     1.68%++
-----------------------------------------------------------------------------------------
Total Return,
 Based on Net Asset Value          5.33%++  11.64%  (0.30)%   2.44%     10.55%     7.45%++
-----------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)          $141      $136    $130     $138       $148      $149
-----------------------------------------------------------------------------------------
Ratios to Average Net
Assets/(3)/:
  Expenses                         2.26%+    2.40%   2.63%    4.57%      4.74%     3.55%+
  Net investment income            5.20+     5.62    6.48     8.31       9.20      7.48+
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate              51%       55%     57%      23%        59%       53%
-----------------------------------------------------------------------------------------
Market Value, End of Period      $15.28    $14.45  $11.83   $12.82   $14.6875   $14.375
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
20

                                       2004/(1)/  2003    2002   2001 2000 1999/(2)/
------------------------------------------------------------------------------------
Auction Rate Cumulative
Preferred Stock/(4)/:
  Total Amount Outstanding (000s)      $85,000   $85,000 $85,000  --   --     --
  Asset Coverage Per Share              66,475    65,140  63,105  --   --     --
  Involuntary Liquidating Preference
   Per Share/(5)/                       25,000    25,000  25,000  --   --     --
  Average Market Value Per Share/(5)/   25,000    25,000  25,000  --   --     --
National Australia Bank Ltd. Loan
  Total Amount Outstanding (000s)       23,000        --      --  --   --     --
  Asset Coverage (000s)                164,017        --      --  --   --     --
---------------------------------------------------------------------------------

(1)For the six months ended March 31, 2004 (unaudited).
(2)For the period November 20, 1998 (commencement of operations) to September 30, 1999.
(3)Calculated on the basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
(4)On March 14, 2002, the Fund issued 3,400 shares of Auction Rate Cumulative Preferred Stock at $25,000 a share.
(5)Excludes accrued or accumulated dividends.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             21

 Additional Information (unaudited)


Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Citigroup Investments Corporate Loan Fund Inc. was held on January 21, 2004, for the purpose of considering and voting upon the election of three Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of Directors*

                                          Preferred
                               Common       Shares
               Nominee         Shares   Series A and B   Total
               -------------------------------------------------
               Allan J. Bloostein
               Votes For      7,947,282     3,060      7,950,882
               Votes Withheld   172,837         2        172,839

               R. Jay Gerken
               Votes For      7,966,185     3,060      7,969,245
               Votes Withheld   153,934         2        153,936

               Paul Hardin
               Votes For            N/A     3,060          3,060
               Votes Withheld       N/A         2              2

---------
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Dwight B. Crane, Paolo M. Cucchi, Robert A. Frankel, William R. Hutchinson and George M. Pavia.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
22

 Dividend Reinvestment Plan (unaudited)

Pursuant to the Plan, shareholders whose Common Stock is registered in their own names will be deemed to have elected to have all distributions reinvested automatically in additional Common Stock of the Fund by PFPC Inc. ("Plan Agent"), as agent under the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder by PFPC Inc., as dividend paying agent. In the case of shareholders such as banks, brokers or nominees, which hold Common Stock for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares of Common Stock registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. Unless the Board of Directors of the Fund declares a dividend or capital gains distribution payable only in cash, non-participants in the Plan will receive cash and participants in the Plan will receive shares of Common Stock of the Fund, to be issued by the Fund or purchased by the Plan Agent in the open market as outlined below. Whenever the market price per share of Common Stock is equal to or exceeds the net asset value per share as of the determination date (defined as the fourth New York Stock Exchange trading day preceding the payment date for the dividend or distribution), participants will be issued new shares of Common Stock at a price per share equal to the greater of: (a) the net asset value per share on the valuation date or (b) 95% of the market price per share on the valuation date. Except as noted below, the valuation date generally will be the dividend or distribution payment date. If net asset value exceeds the market price of the Fund's shares of Common Stock as of the determination date, the Plan Agent will, as agent for the participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts as soon as practicable commencing on the trading day following the determination date and generally terminating no later than 30 days after the dividend or distribution payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in shares of Common Stock issued by the Fund. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             23

Plan Agent is unable to invest the full dividend amount in open-market purchases during the permissible purchase period or if the market discount shifts to a market premium during such purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares of Common Stock (in which case the valuation date will be the date such shares are issued) at a price per share equal to the greater of (a) the net asset value per share on the valuation date or (b) 95% of the market price per share on the valuation date.

A shareholder may elect to withdraw from the Plan at any time upon written notice to the Plan Agent or by calling the Plan Agent at 1-800-331-1710. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares of Common Stock credited to his or her account under the Plan will be issued and a cash payment will be made for any fractional shares credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent dividends and distributions in cash. Elections will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective after the investment of the then current dividend or distribution. If a withdrawing shareholder requests the Plan Agent to sell the shareholder's shares upon withdrawal from participation in the Plan, the withdrawing shareholder will be required to pay a $5.00 fee plus brokerage commissions.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those shares of Common Stock purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Agent's fee for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions.

--------------------------------------------------------------------------------
                                                        2004 Semi-Annual Report
24

The automatic reinvestment of dividends and distributions will not relieve participants of any U.S. federal income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes thereto may be desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid: (i) subsequent to notice of the change sent to all participants at least 30 days before the record date for such dividend or distribution or (ii) otherwise in accordance with the terms of the Plan. The Plan also may be amended or terminated by the Plan Agent, with the Board of Directors' prior written consent, on at least 30 days' prior written notice to all participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027 or by telephone at 1-800-331-1710.

                    --------------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its Common Stock in the open market.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is intended only for the shareholders of Citigroup Investments Corporate Loan Fund Inc. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             25

Directors
Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
 Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers
R. Jay Gerken, CFA
President and Chief Executive Officer

Andrew B. Shoup
Senior Vice President and Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer and Treasurer

Glenn N. Marchak
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

            [LOGO]

             TLI
            Listed
             NYSE
THE NEW YORK STOCK EXCHANGE

Investment Adviser
Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027




Citigroup Investments Corporate Loan Fund Inc.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

FD01642 5/04                                                             04-6629

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

         Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Citigroup Investments Corporate Loan Fund Inc.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Citigroup Investments Corporate Loan Fund Inc.

Date:  June 4, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Citigroup Investments Corporate Loan Fund Inc.

Date:  June 4, 2004

By:    /s/ Richard L. Peteka]
       Richard L. Peteka
       Chief Financial Officer of
       Citigroup Investments Corporate Loan Fund Inc.

Date:  June 4, 2004